Investments accounted for using equity method (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Goodwill	$ 117,190,763	$ 124,955,438	$ 124,955,438
Business combinations [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Goodwill	1,894,770	1,894,770
Cerveceria Austral S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Goodwill	$ 1,894,770	$ 1,894,770